Revenue from Contracts with Customers - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue	$ 6,829	$ 3,184
Contract with customer, liability, revenue recognized	$ 3,300	$ 100